Average Annual Total Returns{- Freedom Lifetime Income II Portfolio} - 02.28 VIP Freedom Lifetime Income Funds Investor Combo PRO-09 - Freedom Lifetime Income II Portfolio	VIP Freedom Lifetime Income II Portfolio-Investor VIP Return Before Taxes Past 1 year	VIP Freedom Lifetime Income II Portfolio-Investor VIP Return Before Taxes Past 5 years	VIP Freedom Lifetime Income II Portfolio-Investor VIP Return Before Taxes Past 10 years	LB001 Past 1 year	LB001 Past 5 years	LB001 Past 10 years	F0801 Past 1 year	F0801 Past 5 years	F0801 Past 10 years
Total	12.78%	8.47%	7.10%	7.51%	4.44%	3.84%	10.72%	7.94%	7.05%